CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Issuance of common stock as compensation, minimum price range per share	2.82
Issuance of common stock as compensation, maximum price range per share	5.10
Issuance of common shares under a private placement, per share	2.00
Sales of shares made pursuant to an effective Registration Statement on Form S-3, per share	2.91
Common Stock
Issuance of common stock for vendor services (in shares)	153,802